Financial Risk Management (Fair Value Estimation, Recurring Fair Value Measurements) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Financial assets at fair value through other comprehensive income	¥ 1,672,431	¥ 0
Structured deposits	2,719,811	0
Foreign exchange options	7,468	0
Total finanical assets	17,048,403	13,018,247
Recurring fair value measurements [member]
Financial assets
Financial assets at fair value through other comprehensive income	1,672,431
Structured deposits	2,719,811
Foreign exchange options	7,468
Total finanical assets	4,399,710
Finanical liabilities
Foreign exchange contracts/Forward foreign exchange contracts	11,005	1,516
Level 1 of fair value hierarchy [member] | Recurring fair value measurements [member]
Financial assets
Financial assets at fair value through other comprehensive income	0
Structured deposits	0
Foreign exchange options	0
Total finanical assets	0
Finanical liabilities
Foreign exchange contracts/Forward foreign exchange contracts	0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurements [member]
Financial assets
Financial assets at fair value through other comprehensive income	1,672,431
Structured deposits	0
Foreign exchange options	7,468
Total finanical assets	1,679,899
Finanical liabilities
Foreign exchange contracts/Forward foreign exchange contracts	11,005	1,516
Level 3 of fair value hierarchy [member] | Recurring fair value measurements [member]
Financial assets
Financial assets at fair value through other comprehensive income	0
Structured deposits	2,719,811
Foreign exchange options	0
Total finanical assets	2,719,811
Finanical liabilities
Foreign exchange contracts/Forward foreign exchange contracts	¥ 0	¥ 0